UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-06105
                                                     ---------

                Oppenheimer Quest International Value Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                            -------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

        MAY 31, 2008

--------------------------------------------------------------------------------

                Oppenheimer                                     Management
                Quest International                            Commentaries
                Value Fund, Inc. SM                                and
                                                             Semiannual Report

--------------------------------------------------------------------------------

                MANAGEMENT COMMENTARIES

                        An Interview with Your Fund's Manager

                        Listing of Top Holdings

                SEMIANNUAL REPORT

                        Listing of Investments

                        Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
---------------------------------------------------------------------
Japan                                                          18.9%
---------------------------------------------------------------------
France                                                         16.0
---------------------------------------------------------------------
United Kingdom                                                 10.2
---------------------------------------------------------------------
United States                                                   9.1
---------------------------------------------------------------------
Italy                                                           6.5
---------------------------------------------------------------------
Switzerland                                                     5.8
---------------------------------------------------------------------
Germany                                                         4.6
---------------------------------------------------------------------
Norway                                                          4.0
---------------------------------------------------------------------
Ireland                                                         3.8
---------------------------------------------------------------------
Korea, Republic of South                                        3.7

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2008, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
---------------------------------------------------------------------
Fondiaria-Sai SpA                                              3.0%
---------------------------------------------------------------------
Nestle SA                                                      2.7
---------------------------------------------------------------------
Haseko Corp.                                                   2.6
---------------------------------------------------------------------
Bank of Ireland                                                2.6
---------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                              2.5
---------------------------------------------------------------------
Swiss Reinsurance Co.                                          2.4
---------------------------------------------------------------------
Aegon NV                                                       2.4
---------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                              2.3
---------------------------------------------------------------------
Eni SpA                                                        2.2
---------------------------------------------------------------------
Vivendi SA                                                     2.1

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2008, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

              11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

REGIONAL ALLOCATION

[PIE CHART]

Europe                           57.9%
Asia                             26.4
United States/Canada             10.6
Latin America                     2.6
Middle East/Africa                2.5

Portfolio holdings and allocations are subject to change. Percentages are as of May 31, 2008, and are based on the total market value of investments.

              12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

      Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95, and assumed responsibility for the Fund's portfolio stock selection on 1/1/05. The Fund's subadvisor prior to 1/1/05 was OpCap Advisors, which was the Fund's advisor prior to 11/22/95.

      CLASS A shares of the Fund were first publicly offered on 7/2/90. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. Effective January 1, 2003, the Fund's Board of Directors voluntarily reduced the Class A asset-based sales charge to zero.

      CLASS B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

              13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

      CLASS C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

              14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended May 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore,

              15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                               BEGINNING          ENDING        EXPENSES
                               ACCOUNT            ACCOUNT       PAID DURING
                               VALUE              VALUE         6 MONTHS ENDED
ACTUAL                         DECEMBER 1, 2007   MAY 31, 2008  MAY 31, 2008
--------------------------------------------------------------------------------
Class A                        $   1,000.00       $    905.70   $     5.11
--------------------------------------------------------------------------------
Class B                            1,000.00            900.60        10.51
--------------------------------------------------------------------------------
Class C                            1,000.00            900.70        10.27
--------------------------------------------------------------------------------
Class N                            1,000.00            902.50         8.27

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                            1,000.00          1,019.65         5.42
--------------------------------------------------------------------------------
Class B                            1,000.00          1,014.00        11.14
--------------------------------------------------------------------------------
Class C                            1,000.00          1,014.25        10.88
--------------------------------------------------------------------------------
Class N                            1,000.00          1,016.35         8.76

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended May 31, 2008 are as follows:

CLASS         EXPENSE RATIOS
-----------------------------
Class A                1.07%
-----------------------------
Class B                2.20
-----------------------------
Class C                2.15
-----------------------------
Class N                1.73

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

               16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS May 31, 2008/Unaudited
--------------------------------------------------------------------------------

                                                                  SHARES           VALUE
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
COMMON STOCKS--93.7%
------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--22.4%
------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.3%
Continental AG                                                    98,005    $ 12,382,131
------------------------------------------------------------------------------------------
AUTOMOBILES--5.2%
Bayerische Motoren Werke (BMW) AG                                398,387      23,496,144
------------------------------------------------------------------------------------------
Hyundai Motor Co.                                                150,291      12,256,147
------------------------------------------------------------------------------------------
Toyota Motor Corp.                                               258,980      13,192,208
                                                                            --------------
                                                                              48,944,499

------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Compass Group plc                                                715,054       5,311,700
------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.3%
Barratt Developments plc                                       1,369,940       4,952,539
------------------------------------------------------------------------------------------
First Juken Co. Ltd. 1                                         2,191,000       9,248,672
------------------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                                        87,694          21,913
------------------------------------------------------------------------------------------
Haseko Corp.                                                  15,412,852      24,854,722
------------------------------------------------------------------------------------------
Taylor Wimpey plc                                              2,966,658       4,995,165
------------------------------------------------------------------------------------------
Thomson SA                                                     1,009,290       6,422,098
                                                                            --------------
                                                                              50,495,109

------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Sega Sammy Holdings, Inc.                                        257,726       2,661,452
------------------------------------------------------------------------------------------
MEDIA--4.0%
British Sky Broadcasting Group plc                               672,938       7,238,329
------------------------------------------------------------------------------------------
Societe Television Francaise 1                                   579,933      11,476,318
------------------------------------------------------------------------------------------
Vivendi SA                                                       469,416      19,728,793
                                                                            --------------
                                                                              38,443,440

------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Aoyama Trading Co.                                               338,303       6,771,195
------------------------------------------------------------------------------------------
Dickson Concepts International Ltd.                            9,638,801       7,274,893
------------------------------------------------------------------------------------------
Otsuka Kagu Ltd.                                                 198,675       2,374,602
------------------------------------------------------------------------------------------
Signet Group plc                                               9,052,067      11,117,391
                                                                            --------------
                                                                              27,538,081

------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.8%
Aksa Akrilik Kimya Sanayii AS 1,2                              9,412,517      16,835,647
------------------------------------------------------------------------------------------
Asics Corp.                                                      852,423       9,468,671
                                                                            --------------
                                                                              26,304,318

------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.8%
------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.5%
Tesco plc                                                      1,749,113      14,347,841
------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.7%
Nestle SA                                                         51,309      25,229,899
------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.6%
Coreana Cosmetics Co. Ltd. 1,2                                 4,457,197       6,209,483
------------------------------------------------------------------------------------------
Pacific Corp.                                                     75,673       9,036,240
                                                                            --------------
                                                                              15,245,723

------------------------------------------------------------------------------------------
ENERGY--7.3%
------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Petroleum Geo-Services ASA                                       529,180      15,503,487
------------------------------------------------------------------------------------------
Seabird Exploration Ltd. 1,2                                   4,724,540      12,682,459
                                                                            --------------
                                                                              28,185,946

------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Eni SpA                                                          522,991      21,301,074
------------------------------------------------------------------------------------------
Esso (Thailand) Public Co. Ltd. 2                             10,050,600       3,185,757
------------------------------------------------------------------------------------------
Total SA                                                         185,104      16,152,468
                                                                            --------------
                                                                              40,639,299

------------------------------------------------------------------------------------------
FINANCIALS--21.1%
------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.2%
Credit Suisse Group AG                                           185,489       9,450,195
------------------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd.                                    234,648       2,381,648
                                                                            --------------
                                                                              11,831,843

------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.4%
Anglo Irish Bank Corp.                                           669,504       8,540,920
------------------------------------------------------------------------------------------
Bank of Ireland                                                1,976,761      24,541,138

             F1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS May 31, 2008/Unaudited
--------------------------------------------------------------------------------

                                                                    SHARES          VALUE
-------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Credit Agricole SA 3                                               323,448   $  8,559,461
-------------------------------------------------------------------------------------------
National Bank of Greece SA                                         129,301      7,342,305
-------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                           2,455,358     11,176,655
                                                                             --------------
                                                                               60,160,479

-------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
Investor AB, B Shares                                              587,953     14,624,112
-------------------------------------------------------------------------------------------
RHJ International Ltd. 2                                           266,637      3,455,438
                                                                             --------------
                                                                               18,079,550

-------------------------------------------------------------------------------------------
INSURANCE--7.8%
Aegon NV                                                         1,469,866     22,537,724
-------------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                                1,137,181     28,253,494
-------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                                              294,659     22,885,724
                                                                             --------------
                                                                               73,676,942

-------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.7%
COSMOS INITIA Co. Ltd.                                           3,747,314     10,841,688
-------------------------------------------------------------------------------------------
Emperor Entertainment Hotel Ltd.                                30,103,693      6,750,658
-------------------------------------------------------------------------------------------
Eurocastle Investment Ltd.                                         191,879      2,377,175
-------------------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.                                    16,097,281      5,466,215
                                                                             --------------
                                                                               25,435,736

-------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Paragon Group Cos. plc                                           5,554,314     10,507,448
-------------------------------------------------------------------------------------------
HEALTH CARE--6.1%
-------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Mediceo Paltac Holdings Co. Ltd.                                   641,502     11,780,951

-------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.9%
GlaxoSmithKline plc                                                679,341     14,984,474
-------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                  216,054     16,103,717
-------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                     258,761     15,044,048
                                                                             --------------
                                                                               46,132,239

-------------------------------------------------------------------------------------------
INDUSTRIALS--10.4%
-------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Safran SA 2,3                                                      519,979     11,349,615
-------------------------------------------------------------------------------------------
AIRLINES--3.5%
Deutsche Lufthansa AG                                              398,473     10,290,693
-------------------------------------------------------------------------------------------
Jazz Air Income Fund                                             2,027,898     15,266,382
-------------------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi 2                             1,475,458      7,989,845
                                                                             --------------
                                                                               33,546,920

-------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Corporate Express                                                  381,514      5,027,262
-------------------------------------------------------------------------------------------
Sperian Protection 3                                               101,262     13,045,686
                                                                             --------------
                                                                               18,072,948

-------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.9%
Joongang Construction Co. Ltd. 1,2                                 572,265      9,500,249
-------------------------------------------------------------------------------------------
Vinci SA 3                                                         112,233      8,456,150
                                                                             --------------
                                                                               17,956,399

-------------------------------------------------------------------------------------------
MARINE--0.8%
Evergreen Marine Corp.                                           8,335,000      7,357,288
-------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
Wolseley plc                                                       191,434      2,085,668
-------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.9%
Master Marine AS 1,2,4                                           3,258,500      8,140,504
-------------------------------------------------------------------------------------------
Master Marine AS 1,2,4                                              93,700        234,085
                                                                             --------------
                                                                                8,374,589

             F2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                                       SHARES             VALUE
------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.5%
Nokia Oyj                                                             487,819    $  13,899,150
------------------------------------------------------------------------------------------------
SunCorp Technologies Ltd. 2                                        13,942,758          287,649
                                                                                 ---------------
                                                                                    14,186,799

------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Fujitsu Ltd.                                                        1,779,036       14,474,177
------------------------------------------------------------------------------------------------
Gemalto NV 2                                                          307,637       10,529,285
------------------------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                                   1,576,162       21,769,037
                                                                                 ---------------
                                                                                    46,772,499

------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
A&D Co. Ltd.                                                          817,223        8,274,504
------------------------------------------------------------------------------------------------
Nichicon Corp.                                                        720,970        6,209,835
                                                                                 ---------------
                                                                                    14,484,339

------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                                           219,931       11,907,268
------------------------------------------------------------------------------------------------
MATERIALS--3.8%
------------------------------------------------------------------------------------------------
CHEMICALS--1.0%
Arkema 3                                                              148,615        9,493,344
------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
Arcelor                                                               134,643       13,336,942
------------------------------------------------------------------------------------------------
Hindalco Industries Ltd. 2                                          2,846,000       12,890,962
                                                                                 ---------------
                                                                                    26,227,904

------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.9%
------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
Cable & Wireless plc 5                                              1,506,772        4,903,978
------------------------------------------------------------------------------------------------
France Telecom SA 3                                                   468,120       14,320,160
------------------------------------------------------------------------------------------------
Telecom Italia SpA                                                  8,510,900       15,067,992
------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                                 5,748,316       11,886,883
                                                                                 ---------------
                                                                                    46,179,013

------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
KDDI Corp.                                                              1,449       10,047,610
Vodafone Group plc                                                  3,021,289        9,710,474
                                                                                 ---------------
                                                                                    19,758,084

------------------------------------------------------------------------------------------------
UTILITIES--0.7%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                                       147,642        6,890,522
                                                                                 ---------------
Total Common Stocks (Cost $878,731,942)                                             887,977,825

                                                                         PRINCIPAL
                                                                            AMOUNT
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.2%
---------------------------------------------------------------------------------------------------

AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts., 2/23/12 4                 $  9,654,000      8,640,330
Master Marine AS, 6% Cv. Nts., 6/1/10 4                                 15,126,000NOK   2,969,718
                                                                                       ------------

Total Convertible Corporate Bonds and Notes (Cost $13,229,835)                         11,610,048

---------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.4%
---------------------------------------------------------------------------------------------------

Morgan Stanley & Co. International plc, Ryanair Holdings plc
Equity Linked Securities, Exp. 1/14/10 (Cost $ 5,551,724)               1,000,000       4,222,533

                                                                             SHARES
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--3.7%
---------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money
Market Fund, Cl. E, 2.70% 1,6 (Cost $34,928,525)                         34,928,525    34,928,525
---------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from
Securities Loaned) (Cost $932,442,026)                                                938,738,931

             F3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
-------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT          VALUE
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--5.9% 7
------------------------------------------------------------------------------

Repurchase agreement (Principal
Amount/Value $25,462,700, with
a maturity value of $25,467,644)
with Barclays Capital, 2.33%, dated
5/30/08, to be repurchased at
$25,467,644 on 6/2/08, collateralized
by 46% of various securities,
0%-7.25%, 6/13/08-11/20/56,
with a value of
$ 57,471,967                                     $ 25,462,700   $ 25,462,700

Repurchase agreement (Principal
Amount/Value $30,000,000 with
a maturity value of $30,006,438)
with Barclays Capital, 2.575%,
dated 5/30/08, to be repurchased
at $30,006,438 on 6/2/08,
collateralized by 54% of various
securities, 0%-7.25%,
6/13/08-11/20/56,
with a value
of $57,471,967                                     30,000,000     30,000,000
                                                                --------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $55,462,700)                                         55,462,700
------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $987,904,726)                                     104.9%   994,201,631
------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (4.9)   (46,715,166)
                                                 -----------------------------
NET ASSETS                                              100.0%  $947,486,465
                                                 =============================


FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK   Norwegian Krone

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES         GROSS         GROSS          SHARES
                                         NOVEMBER 30, 2007     ADDITIONS    REDUCTIONS    MAY 31, 2008
--------------------------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS                   10,199,434            --       786,917       9,412,517
Coreana Cosmetics Co. Ltd.                       4,457,197            --            --       4,457,197
First Juken Co. Ltd.                             2,191,000            --            --       2,191,000
Japan Digital Laboratory Co. Ltd. a              1,721,100            --       144,938       1,576,162
Joongang Construction Co. Ltd.                     623,065            --        50,800         572,265
Master Marine AS                                    92,800         1,000           100          93,700
Master Marine AS                                 3,258,500            --            --       3,258,500
Oppenheimer Institutional
Money Market Fund, Cl. E                        15,644,716   115,040,868    95,757,059      34,928,525
Seabird Exploration Ltd.                         3,287,604     1,759,022       322,086       4,724,540

              F4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                               DIVIDEND       REALIZED
                                                   VALUE         INCOME    GAIN (LOSS)
---------------------------------------------------------------------------------------
Aksa Akrilik Kimya Sanayii AS               $ 16,835,647     $       --   $  (916,270)
Coreana Cosmetics Co. Ltd.                     6,209,483             --            --
First Juken Co. Ltd.                           9,248,672        195,278            --
Japan Digital Laboratory Co. Ltd. a                   -- b      154,160      (422,185)
Joongang Construction Co. Ltd.                 9,500,249             --      (169,735)
Master Marine AS                                 234,085             --            12
Master Marine AS                               8,140,504             --            --
Oppenheimer Institutional
Money Market Fund, Cl. E                      34,928,525        176,908            --
Seabird Exploration Ltd.                      12,682,459             --    (1,252,399)
                                            -------------------------------------------
                                            $ 97,779,624     $  526,346   $(2,760,577)
                                            ===========================================

      A. No longer an affiliate as of May 31, 2008.

      B. The security is no longer an affiliate, therefore, the value has been excluded from this table.

2. Non-income producing security.

3. Partial or fully-loaned security. See Note 7 of accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $19,984,637, which represents 2.11% of the Fund's net assets. See Note 6 of accompanying Notes.

5. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

6. Rate shown is the 7-day yield as of May 31, 2008.

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of May 31, 2008:

                                                INVESTMENTS IN  OTHER FINANCIAL
VALUATION INPUTS                                    SECURITIES     INSTRUMENTS*
----------------------------------------------------------------------------------
Level 1--Quoted Prices                          $  783,373,262  $    (2,843,568)
Level 2--Other Significant Observable Inputs       210,828,369               --
Level 3--Significant Unobservable Inputs                    --               --
                                                ----------------------------------
Total                                           $  994,201,631  $    (2,843,568)
                                                ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

             F5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                 CONTRACT
                                                   AMOUNT          EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION                  BUY/SELL     (000S)               DATES         VALUE  APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)              Sell        335 GBP          6/2/08  $    663,039  $         --   $        172
Canadian Dollar (CAD)                     Sell        100 CAD          6/2/08       100,745           387             --
Euro (EUR)                                Sell     59,506 EUR  6/2/08-8/28/08    92,170,860        10,107      2,708,261
Japanese Yen (JPY)                        Sell  3,872,942 JPY  6/2/08-8/28/08    36,911,582        16,492        166,620
Mexican Nuevo Peso (MXN)                  Sell        846 MXN          6/2/08        81,983            --             94
Norwegian Krone (NOK)                     Sell        937 NOK          6/2/08       183,502         2,681             --
Swedish Krona (SEK)                       Sell        569 SEK          6/2/08        94,772           393             --
Swiss Franc (CHF)                         Sell        401 CHF          6/2/08       384,463         1,426             --
Thailand Baht (THB)                       Sell        676 THB          6/2/08        20,799            93             --
                                                                                             -----------------------------
Total unrealized appreciation and depreciation                                               $     31,579   $  2,875,147
                                                                                             =============================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE  PERCENT
--------------------------------------------------------------------------------
Japan                                                  $ 188,192,810     18.9%
France                                                   158,974,037     16.0
United Kingdom                                           101,331,662     10.2
United States                                             90,391,225      9.1
Italy                                                     64,622,560      6.5
Switzerland                                               57,565,818      5.8
Germany                                                   46,168,968      4.6
Norway                                                    39,530,253      4.0
Ireland                                                   37,304,591      3.8
Korea, Republic of South                                  37,002,119      3.7
The Netherlands                                           29,942,161      3.0
Turkey                                                    24,825,492      2.5
Canada                                                    15,266,382      1.5
Sweden                                                    14,624,112      1.5
Bermuda                                                   14,025,551      1.4
Finland                                                   13,899,150      1.4
India                                                     12,890,962      1.3
Mexico                                                    11,886,883      1.2
Australia                                                  8,640,330      0.9
Taiwan                                                     7,357,288      0.7
Greece                                                     7,342,305      0.7
China                                                      5,466,215      0.6
Belgium                                                    3,455,438      0.4
Thailand                                                   3,185,757      0.3
Hong Kong                                                    309,562      0.0
                                                       -------------------------
Total                                                  $ 994,201,631    100.0%
                                                       =========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              F6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

May 31, 2008

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:

Unaffiliated companies (cost $854,839,223)                                         $    896,422,007
Affiliated companies (cost $133,065,503)                                                 97,779,624
                                                                                   ------------------
                                                                                        994,201,631
-----------------------------------------------------------------------------------------------------
Cash                                                                                        196,551
-----------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $1,141,274)                                                1,200,924
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                               31,579
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                    9,059,448
Investments sold                                                                          5,701,155
Shares of capital stock sold                                                                170,606
Other                                                                                       418,709
                                                                                   ------------------
Total assets                                                                          1,010,980,603

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                               55,462,700
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                            2,875,147
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                     2,376,067
Shares of capital stock redeemed                                                          2,154,526
Distribution and service plan fees                                                          200,366
Directors' compensation                                                                     143,606
Transfer and shareholder servicing agent fees                                                81,643
Shareholder communications                                                                   40,910
Foreign capital gains tax                                                                    30,136
Other                                                                                       129,037
                                                                                   ------------------
Total liabilities                                                                        63,494,138

-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $    947,486,465
                                                                                   ==================

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                               $        499,059
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              961,438,728
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                        15,263,291
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions         (33,149,110)
-----------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                         3,434,497
                                                                                   ------------------
NET ASSETS                                                                         $    947,486,465
                                                                                   ==================

             F7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$835,993,543 and 43,615,612 shares of capital stock outstanding)                         $    19.17
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                              $    20.34
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $34,829,539 and 1,979,354 shares of capital stock outstanding)                 $    17.60
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $59,196,286 and 3,385,910 shares of capital stock outstanding)                 $    17.48
-----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $17,467,097 and 925,067 shares of capital stock outstanding)                   $    18.88

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              F8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended May 31, 2008

-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $1,960,780)       $    21,591,019
Affiliated companies (net of foreign withholding taxes of $26,301)                    526,346
-----------------------------------------------------------------------------------------------
Portfolio lending fees                                                                477,887
-----------------------------------------------------------------------------------------------
Interest                                                                              205,664
                                                                              -----------------
Total investment income                                                            22,800,916

-----------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------

Management fees                                                                     3,027,626
-----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               554,762
Class B                                                                               194,814
Class C                                                                               319,021
Class N                                                                                45,541
-----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                               330,731
Class B                                                                                55,325
Class C                                                                                82,105
Class N                                                                                32,694
-----------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                38,488
Class B                                                                                11,713
Class C                                                                                 8,849
Class N                                                                                 1,825
-----------------------------------------------------------------------------------------------
Administrative fees                                                                 1,009,351
-----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                           158,684
-----------------------------------------------------------------------------------------------
Directors' compensation                                                                53,241
-----------------------------------------------------------------------------------------------
Administration service fees                                                               750
-----------------------------------------------------------------------------------------------
Other                                                                                 117,425
                                                                              -----------------
Total expenses                                                                      6,042,945
Less reduction to custodian expenses                                                   (3,479)
Less waivers and reimbursements of expenses                                            (5,456)
                                                                              -----------------
Net expenses                                                                        6,034,010

-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                              16,766,906

               F9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENT OF OPERATIONS Unaudited/Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments:
 Unaffiliated companies (net of foreign capital gains tax $273,424)           $    (40,419,275)
 Affiliated companies                                                               (2,760,577)
Foreign currency transactions                                                       18,861,924
                                                                              ------------------

Net realized loss                                                                  (24,317,928)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                       (115,602,118)
Translation of assets and liabilities denominated in foreign currencies             10,857,490
                                                                              ------------------
Net change in unrealized appreciation                                             (104,744,628)

------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   (112,295,650)
                                                                              ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F10 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS                 YEAR
                                                                   ENDED                ENDED
                                                            MAY 31, 2008         NOVEMBER 30,
                                                             (UNAUDITED)                 2007
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------

Net investment income                                $        16,766,906   $       17,860,139
-----------------------------------------------------------------------------------------------
Net realized gain (loss)                                     (24,317,928)          52,179,709
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                       (104,744,628)         (37,973,829)
                                                     ------------------------------------------

Net increase (decrease) in net assets
 resulting from operations                                  (112,295,650)          32,066,019

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                      (12,097,314)          (9,529,010)
Class B                                                               --             (229,717)
Class C                                                          (89,272)            (375,792)
Class N                                                         (126,158)            (154,168)
                                                     ------------------------------------------

                                                             (12,312,744)         (10,288,687)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      (40,286,103)         (35,071,466)
Class B                                                       (2,085,484)          (3,203,986)
Class C                                                       (3,344,707)          (4,188,390)
Class N                                                         (871,695)            (927,206)
                                                     ------------------------------------------

                                                             (46,587,989)         (43,391,048)

-----------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-----------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
 from capital stock transactions:
Class A                                                      (45,793,068)         317,192,767
Class B                                                       (8,393,173)         (12,632,724)
Class C                                                       (7,884,774)          (1,852,406)
Class N                                                         (979,891)           2,418,701
                                                     ------------------------------------------

                                                             (63,050,906)         305,126,338

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------

Total increase (decrease)                                   (234,247,289)         283,512,622
-----------------------------------------------------------------------------------------------
Beginning of period                                        1,181,733,754          898,221,132
                                                     ------------------------------------------

End of period (including accumulated
net investment income of $15,263,291 and
$10,809,129, respectively)                           $       947,486,465   $    1,181,733,754
                                                     ==========================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F11 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS
                                            ENDED
                                      MAY 31,2008                                                          YEAR ENDED NOVEMBER 30,
CLASS A                               (UNAUDITED)              2007            2006             2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period   $    22.36       $     22.60       $   20.30       $    18.28      $   15.62      $   12.58
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                         .33 1             .41 1           .24 1            .16 1          .08 1          .06
Net realized and unrealized gain
(loss)                                      (2.38)              .70            4.90             1.89           2.58           2.98
                                       ---------------------------------------------------------------------------------------------
Total from investment operations            (2.05)             1.11            5.14             2.05           2.66           3.04
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income         (.26)             (.28)           (.37)            (.03)            --             --
Distributions from net realized gain         (.88)            (1.07)          (2.47)              --             --             --
                                       ---------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                             (1.14)            (1.35)          (2.84)            (.03)            --             --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $    19.17       $     22.36       $   22.60       $    20.30      $   18.28      $   15.62
                                       =============================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2          (9.43)%            5.08%          28.35%           11.22%         17.03%         24.17%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in
thousands)                             $  835,994       $ 1,031,900       $ 734,744       $  405,361      $ 310,363      $ 245,349
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $  889,076       $   940,364       $ 554,281       $  361,750      $ 274,682      $ 203,459
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                        3.46%             1.76%           1.17%            0.81%          0.48%          0.51%
Total expenses                               1.07% 4           1.02% 4         1.25% 4          1.38%          1.54%          1.59%
Expenses after waivers, payments
and/or reimburesements and
reduction to custodian expenses              1.07%             1.02%           1.24%            1.38%          1.54%          1.59%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                        11%               43%             36%             140%            87%           150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2008    1.07%
     Year Ended November 30, 2007     1.02%
     Year Ended November 30, 2006     1.25%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F12 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                              ENDED
                                       MAY 31, 2008                                                       YEAR ENDED NOVEMBER 30,
CLASS B                                 (UNAUDITED)           2007            2006             2005           2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period   $      20.46       $  20.80       $   18.89       $    17.14       $  14.78       $  12.00
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income (loss)                    .19 1          .15 1           .05 1           (.01) 1        (.06) 1        (.15)
Net realized and unrealized gain
(loss)                                        (2.17)           .66            4.53             1.76           2.42           2.93
                                       --------------------------------------------------------------------------------------------
Total from investment operations              (1.98)           .81            4.58             1.75           2.36           2.78
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income             --           (.08)           (.20)              --             --             --
Distributions from net realized gain           (.88)         (1.07)          (2.47)              --             --             --
                                       --------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.88)         (1.15)          (2.67)              --             --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period         $      17.60       $  20.46       $   20.80       $    18.89       $  17.14       $   14.78
                                       ============================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            (9.94)%         3.97%          27.19%           10.21%         15.97%         23.17%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                         $     34,829       $ 50,077       $  63,004       $   55,489       $ 47,739       $ 52,459
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $     39,098       $ 59,952       $  58,235       $   52,591       $ 48,168       $ 55,378
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net Investment income (loss)                   2.12%          0.69%           0.25%           (0.07)%        (0.41)%        (0.31)%
Total expenses                                 2.20% 4        2.11% 4         2.16% 4          2.28%          2.43%          2.47%
Expenses after waivers, payments
and/or reimbursements and
reduction to custodian expenses                2.20%          2.11%           2.15%            2.28%          2.43%          2.44%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          11%            43%             36%             140%            87%           150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended May 31, 2008       2.20%
     Year Ended November 30, 2007        2.11%
     Year Ended November 30, 2006        2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F13 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                              MAY 31, 2008                                               YEAR ENDED NOVEMBER 30,
CLASS C                                        (UNAUDITED)        2007        2006            2005          2004           2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $    20.35     $  20.71     $  18.85      $    17.09      $  14.73       $  11.96
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .20 1        .16 1        .05 1          (.01) 1       (.06) 1        (.05)
Net realized and unrealized gain (loss)            (2.17)         .65         4.51            1.77          2.42           2.82
                                              --------------------------------------------------------------------------------------
Total from investment operations                   (1.97)         .81         4.56            1.76          2.36           2.77
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                (.02)        (.10)        (.23)             --            --             --
Distributions from net realized gain                (.88)       (1.07)       (2.47)             --            --             --
                                              --------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.90)       (1.17)       (2.70)             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    17.48     $  20.35     $  20.71      $    18.85      $  17.09       $  14.73
                                              ======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                 (9.93)%       3.98%       27.20%          10.30%        16.02%         23.16%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $   59,196     $ 78,182     $ 81,085      $   59,564      $ 40,169       $ 31,076
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $   64,003     $ 85,924     $ 70,308      $   50,568      $ 35,555       $ 26,952
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                        2.28%        0.75%        0.28%          (0.05)%       (0.36)%        (0.33)%
Total expenses                                      2.15% 4      2.06% 4      2.14% 4         2.24%         2.39%          2.46%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                  2.15%        2.06%        2.13%           2.24%         2.39%          2.43%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               11%          43%          36%            140%           87%           150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended May 31, 2008            2.15%
        Year Ended November 30, 2007             2.06%
        Year Ended November 30, 2006             2.14%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F14 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                                                SIX MONTHS
                                                     ENDED
                                              MAY 31, 2008                                               YEAR ENDED NOVEMBER 30,
CLASS N                                        (UNAUDITED)        2007         2006            2005          2004           2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $     21.97     $  22.25     $  20.05      $    18.10      $  15.52       $  12.54
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .26 1        .27 1        .16 1           .08 1         .03 1          .01
Net realized and unrealized gain (loss)             (2.34)         .70         4.83            1.87          2.55           2.97
                                              -------------------------------------------------------------------------------------
Total from investment operations                    (2.08)         .97         4.99            1.95          2.58           2.98
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                 (.13)        (.18)        (.32)             --            --             --
Distributions from net realized gain                 (.88)       (1.07)       (2.47)             --            --             --
                                              -------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (1.01)       (1.25)       (2.79)             --            --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                $     18.88     $  21.97     $  22.25      $    20.05      $  18.10       $  15.52
                                              =====================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (9.75)%       4.47%       27.88%          10.77%        16.62%         23.76%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)      $    17,467     $ 21,575     $ 19,388      $   12,296      $  6,020       $  2,329
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $    18,320     $ 21,958     $ 16,232      $    9,166      $  4,210       $  1,637
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                2.77%        1.20%        0.80%           0.43%         0.19%          0.17%
Total expenses                                       1.74% 4      1.60% 4      1.64% 4         1.74%         1.91%          2.04%
Expenses after waivers, payments and/or
reimbursements and reduction to
custodian expenses                                   1.73%        1.60%        1.63%           1.74%         1.91%          1.92%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                11%          43%          36%            140%           87%           150%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended May 31, 2008            1.74%
        Year Ended November 30, 2007             1.60%
        Year Ended November 30, 2006             1.64%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F15 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest International Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as

             F16 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

             F17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

There have been no significant changes to the fair valuation methodologies during the period.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund

             F18 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      During the fiscal year ended November 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of November 30, 2007, the Fund had available for federal income tax purposes post-October foreign currency losses of $2,216,473 and post-October passive foreign investment company losses of $1,471,036.

      As of May 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $28,005,437 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

             F19 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities               $ 1,007,851,697
        Federal tax cost of other investments              1,141,614
                                                     ---------------
        Total federal tax cost                       $ 1,008,993,311
                                                     ===============

        Gross unrealized appreciation                $   127,784,810
        Gross unrealized depreciation                   (141,405,362)
                                                     ---------------
        Net unrealized depreciation                  $   (13,620,552)
                                                     ===============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. On November 19, 2007, the Fund's Board of Directors voted to freeze participation in the retirement plan for the Board's independent directors by not adding new participants to the plan after December 31, 2007. Active independent directors who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Directors who were participants prior to that freeze date are not affected.

During the six months ended May 31, 2008, the Fund's projected benefit obligations, payments to retired directors and accumulated liability were as follows:

        Projected Benefit Obligations Increased            $  39,102
        Payments Made to Retired Directors                    11,601
        Accumulated Liability as of May 31, 2008             132,614

The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of

             F20 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

             F21 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                  SIX MONTHS ENDED MAY 31, 2008     YEAR ENDED NOVEMBER 30, 2007
                                       SHARES            AMOUNT         SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                1,342,214     $  26,190,173     17,916,404     $ 418,220,569
Dividends and/or
distributions reinvested            2,497,826        50,506,040      1,935,398        42,092,682
Redeemed                           (6,377,412)     (122,489,281) 1  (6,213,933)     (143,120,484) 2
                                  -----------------------------------------------------------------
Net increase (decrease)            (2,537,372)    $ (45,793,068)    13,637,869     $ 317,192,767
                                  =================================================================
---------------------------------------------------------------------------------------------------
CLASS B
Sold                                  121,259     $   2,144,982        427,630     $   9,058,555
Dividends and/or
distributions reinvested              106,979         1,996,535        160,088         3,209,771
Redeemed                             (696,646)      (12,534,690) 1  (1,169,056)      (24,901,050) 2
                                  -----------------------------------------------------------------
Net decrease                         (468,408)    $  (8,393,173)      (581,338)    $ (12,632,724)
                                  =================================================================
---------------------------------------------------------------------------------------------------
CLASS C
Sold                                  281,688     $   4,953,458        801,768     $  16,932,800
Dividends and/or
distributions reinvested              163,569         3,030,942        198,488         3,957,858
Redeemed                             (900,911)      (15,869,174) 1  (1,074,238)      (22,743,064) 2
                                  -----------------------------------------------------------------
Net decrease                         (455,654)    $  (7,884,774)       (73,982)       (1,852,406)
                                  =================================================================
---------------------------------------------------------------------------------------------------
CLASS N
Sold                                  121,887     $   2,396,809        394,164     $   8,964,444
Dividends and/or
distributions reinvested               45,818           915,449         48,210         1,033,145
Redeemed                             (224,673)       (4,292,149) 1    (331,852)       (7,578,888) 2
                                  -----------------------------------------------------------------
Net increase (decrease)               (56,968)    $    (979,891)       110,522      $  2,418,701
                                  =================================================================

1. Net of redemption fees of $1,776, $78, $128 and $37 for Class A, Class B, Class C and Class N, respectively.

2. Net of redemption fees of $5,138, $328, $470 and $120 for Class A, Class B, Class C and Class N, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended May 31, 2008, were as follows:

                                             PURCHASES            SALES
       ------------------------------------------------------------------
       Investment securities             $ 105,795,148   $  242,733,615

             F22 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ------------------------------
        Up to $1 billion          0.60%
        Next $1 billion           0.55
        Over $2 billion           0.52

--------------------------------------------------------------------------------
ADMINISTRATION FEES. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the first $500 million of average annual net assets of the Fund and 0.15% of average annual net assets in excess of $500 million. During the six months ended May 31, 2008, the Fund paid $1,009,336 to the Manager for administration services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended May 31, 2008, the Fund paid $518,250 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of up to 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the

             F23 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2008 for Class C and Class N shares were $1,703,626 and $269,524, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A            CLASS B            CLASS C            CLASS N
                           CLASS A         CONTINGENT         CONTINGENT         CONTINGENT         CONTINGENT
                         FRONT-END           DEFERRED           DEFERRED           DEFERRED           DEFERRED
                     SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS             RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
ENDED                  DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------
May 31, 2008         $      52,190      $       1,411      $      41,092      $       2,235      $         172
--------------------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended May 31, 2008, OFS waived $465 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended May 31, 2008, the Manager waived $4,991 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange

             F24 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2008, the Fund had on loan securities valued at $53,339,799. Collateral of $55,462,700 was received for the loans, all of which all was received in cash and subsequently invested in approved instruments.

             F25 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

             F26 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerFunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

             17 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 07/08/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 07/08/2008